Note 8 - October 2019 Registered Direct Offering (Details Textual) - USD ($)		9 Months Ended
	Oct. 18, 2019	Jun. 30, 2022	Jun. 30, 2021
Series I Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)	1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 0.22
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)		14,285,714
October 2019 Placement Agent Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 0.21875
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	1,071,429
Warrants and Rights Outstanding, Term (Year)	5 years
Series I and Placement Warrants [Member]
Class of Warrant or Right, Warrants Exercised (in shares)		0	0
Placement Fees [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)		1,071,429
October 2019 Registered Direct Offering [Member]
Stock Issued During Period, Shares, New Issues (in shares)	14,285,714
Shares Issued, Price Per Share (in dollars per share)	$ 0.175
Proceeds from Issuance or Sale of Equity, Total	$ 2,500,000
Payments of Stock Issuance Costs	$ 333,000
October 2019 Registered Direct Offering [Member] | Minimum [Member]
Securities Purchase Agreement, Cash Placement Fee	6.00%
October 2019 Registered Direct Offering [Member] | Maximum [Member]
Securities Purchase Agreement, Cash Placement Fee	8.20%
October 2019 Registered Direct Offering [Member] | Placement Fees [Member] | Wainwright [Member]
Payments of Stock Issuance Costs	$ 158,000